SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of shares, Unvested			70,999
Weighted Average Grant Date Fair Value - Unvested			$ 5.60
Weighted average remaining contractual life			1 year 6 months	2 years 6 months 29 days
Aggregate intrinsic value			$ 2,537,156
Number of shares, Granted	227,810	227,810
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested			(19,990)
Weighted Average Grant Date Fair Value - Vested			$ 5.25
Number of shares, Forfeited			(24,449)
Weighted Average Grant Date Fair Value - Forfeited			$ 5.84
Number of shares, Unvested			26,560	70,999
Weighted Average Grant Date Fair Value - Unvested			$ 5.55	$ 5.60
Aggregate intrinsic value			$ 79,548	$ 2,537,156